S000058963 [Member] Investment Objectives and Goals - Carillon Scout Mid Cap Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY OF CARILLON SCOUT MID CAP FUND | 5.1.2026
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Carillon Scout Mid Cap Fund (“Mid Cap Fund” or the “fund”) seeks long-term growth of capital.